Preparation of financial statements (Details) - EUR (€) € in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Net loss		€ (2,601)	€ (2,616)	€ (14,231)	€ (8,764)	€ (8,554)
Negative cash flows from operating activities		(3,904)	(1,792)	(6,819)	€ (7,714)	€ (6,830)
Proceeds from issuance of long-term debt			€ 500
Accumulated deficit		€ (62,680)		€ (60,124)
EIB-Tranche two
Disclosure of detailed information about borrowings [line items]
Proceeds from issuance of long-term debt	€ 5,000